Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2017 and 2016, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	(in thousands)
2017	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$67,979	$-	$67,979
Mortgage-backed	-	100,463	-	100,463
Other	984	2	-	986
Mortgage servicing rights	-	-	1,270	1,270
Total recurring	$984	$168,444	$1,270	$170,698

Nonrecurring:
Other real estate owned	-	-	159	159
Total nonrecurring	$-	$-	$159	$159

	(in thousands)
2016	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	-	$68,386	$2,238	$70,624
Mortgage-backed	-	118,595	-	118,595
Other	984	2	-	986
Mortgage servicing rights	-	-	1,247	1,247
Total recurring	$984	$186,983	$3,485	$191,452

Nonrecurring:
Impaired loans, net	$-	$-	$1,899	$1,899
Other real estate owned	-	-	578	578
Total nonrecurring	$-	$-	$2,477	$2,477

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

There was one security measured at fair value included in the Level 3 hierarchy during 2016 due to the lack of observable quotes in inactive markets for the instrument.  The following table presents the changes in fair value for the security for the years ended December 31, 2017, 2016, and 2015.

	(in thousands)
Securities valued using Level 3 inputs	2017	2016	2015
Balance at beginning of year	$2,238	$2,389	$2,536
Principal payments received	(2,238)	(151)	(145)
Changes in fair value	-	-	(2)
Balance at end of year	$-	$2,238	$2,389

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2017, 2016 and 2015:

	(in thousands)
Mortgage Servicing Rights	2017	2016	2015
Balance at beginning of year	$1,247	$1,181	$1,218
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	183	273	252
Disposals – amortization based on loan payments
and payoffs	(129)	(195)	(552)
Changes in fair value	(31)	(12)	263
Balance at end of year	$1,270	$1,247	$1,181